Summary of Derivative Instruments (Detail) $ in Thousands	Jun. 30, 2021 USD ($)
Derivative [Line Items]
Notional amounts	$ 1,140,750
Not designated as hedges | Interest Rate Swap
Derivative [Line Items]
Notional amounts	404,750
Not designated as hedges | Interest Rate Swap | Amortizing
Derivative [Line Items]
Notional amounts	22,500
Designated as Hedges | Interest Rate Swap
Derivative [Line Items]
Notional amounts	420,000
Designated as Hedges | Interest Rate Swap | Amortizing
Derivative [Line Items]
Notional amounts	$ 1,118,250